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Renee E. Laws 617-235-4975 renee.laws@ropesgray.com

July 2, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the GMO Trust Multi-Class Statement of Additional Information (relating to forty-eight of the fifty-seven series of the Trust) and GMO Class M Prospectus and Statement of Additional Information (relating to Class M shares of four of the fifty-seven series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 161 to the Trust’s Registration Statement under the Securities Act and Amendment 203 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 161/203”), as filed electronically with the Commission on June 29, 2012. Amendment No. 161/203 became effective on June 30, 2012.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at (617) 235-4975.

Very truly yours,

/s/ Renee E. Laws

Renee E. Laws

cc:	J.B. Kittredge, Esq.
Jason Harrison, Esq.

- 2 -	July 2, 2012

Thomas R. Hiller, Esq. Elizabeth J. Reza, Esq.